BUSINESS COMBINATIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	Jan. 06, 2025	Nov. 30, 2023	Jun. 30, 2026	Dec. 31, 2025
Business Acquisition [Line Items]
Additional Earn Out consideration			$ 7,000
Common shares			77,029,657	73,831,318
SBS acquisition [Member]
Business Acquisition [Line Items]
Price consideration	$ 138,975
Business combination closing cash payment	98,000
Adjusted closing cash payment	107,788
Contingent earn-out payments	31,187
Earn-out consideration consists of potential payments	$ 147,000
Fair value of earn out consideration amount			$ 0	$ 7,690
DPI [Member]
Business Acquisition [Line Items]
Price consideration		$ 19,231
Value of ordinary shares issued		2,461
Deferred payment in ordinary shares		820
Cash paid to partially settle acquisition outstanding debt and transaction costs		4,787
Contingent earn-out payments		$ 11,163
Commitment to issue shares		2,419,755	705,245
One time payment payable			$ 9,000
Other long-term liabilities			$ 9,000	$ 2,000
Common shares			2,500,000
Minimum [Member] | DPI [Member]
Business Acquisition [Line Items]
Additional Earn Out consideration			$ 2,000
Maximum [Member] | DPI [Member]
Business Acquisition [Line Items]
Additional Earn Out consideration			$ 9,000